Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2023
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2021, 2022 and 2023 consist of the following:

	Millions of yen
	2021	2022	2023
Life insurance premiums	¥403,799	¥431,289	¥451,404
Life insurance related investment income*	83,751	50,521	42,666

	¥487,550	¥481,810	¥494,070

*
Life insurance related investment income in fiscal 2021, 2022 and 2023 include net unrealized holding gains of ¥61,351 million and ¥8,004 million and ¥851 million on equity securities held as of March 31, 2021, 2022 and 2023, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2021, 2022 and 2023, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2021	2022	2023
Reinsurance benefits	¥2,333	¥2,744	¥3,239
Reinsurance premiums	(5,196)	(4,498)	(4,891)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2021, 2022 and 2023 are mainly as follows:

	Millions of yen
	2021	2022	2023
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥76,470	¥8,501	¥(2,312)
Net gains or losses from derivative contracts :	(10,271)	(1,520)	(1,360)
Futures	(9,412)	(1,075)	(855)
Foreign exchange contracts	(261)	(445)	(505)
Options held	(598)	0	0
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(35,565)	¥(67,984)	¥(35,097)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	77,631	69,727	28,754
Changes in the fair value of the reinsurance contracts	11,909	1,083	538